Note 9 - Stock-based Compensation - Assumptions Used in Calculating Fair Value of Options (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Mar. 17, 2017
Common stock fair value (in dollars per share)			$ 1.51	$ 0.32
Risk-free interest rate
Expected dividend yield	0.00%		0.00%	0.00%
Expected option life (in years) (Year)				5 years
Expected stock price volatility			75.00%
Minimum [Member]
Common stock fair value (in dollars per share)	$ 10				$ 15
Risk-free interest rate	1.43%		1.56%	1.57%
Expected option life (in years) (Year)	2 years 91 days		3 years 182 days
Expected stock price volatility	75.00%			62.60%
Maximum [Member]
Common stock fair value (in dollars per share)	$ 29.80				$ 39
Risk-free interest rate	1.93%		2.04%	1.61%
Expected option life (in years) (Year)	5 years		5 years 273 days
Expected stock price volatility	78.00%			64.59%